Term Loan (Tables)	9 Months Ended
Sep. 30, 2014
Schedule of Future Principal Payments on the Term Loan

Future principal payments on the term loan are payable as follows (unaudited, in thousands):

Remainder of 2014	$312
2015	1,250
2016	1,250
2017	46,563

Total principal payments	$49,375

Unamortized discounts, net	(156)

Total	$49,219